Other taxes payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other taxes payable

14.    Other taxes payable

Accounting policy

The Company is subject to taxes, contributions and municipal, state and federal duties, in its respective jurisdictions.

	December 31, 2021	December 31, 2020
Tax amnesty and refinancing program	200,664	202,377
ICMS – State VAT	278,351	198,708
COFINS – Revenue tax	88,214	61,930
PIS – Revenue tax	15,082	16,578
INSS – Social security	34,215	29,515
IRRF - Withhold Income Tax	11,024	—
ISS – Service tax	—	1,108
IOF – Financial tax	—	873
Other	55,559	55,255
	683,109	566,344
Current	536,220	417,326
Non-current	146,889	149,018

The amounts due on non-current liabilities present the following maturity schedule:

	December 31, 2021	December 31, 2020
13 to 24 months	4,370	7,254
25 to 36 months	1,514	3,143
37 to 48 months	716	1,478
49 to 60 months	716	691
61 to 72 months	137,687	134,151
73 to 84 months	716	691
85 to 96 months	716	691
Thereafter	454	919
	146,889	149,018